EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2022
Income (loss) earnings per share
EARNINGS PER SHARE

NOTE 13 – EARNINGS PER SHARE

For the years ended June 30, 2022, the effect of potential shares of common stock from the unexercised options was dilutive since the exercise prices for the options were lower than the average market price. As a result, a total of 301,975 unexercised options were included in the computation of diluted earnings per share for the years ended June 30, 2022.

For the years ended June 30, 2021, the effect of potential shares of common stock from the unexercised options was dilutive since the exercise prices for the options were lower than the average market price. As a result, a total of 55,444 unexercised options were included in the computation of diluted earnings per share for the years ended June 30, 2021.

For the years ended June 30, 2020, potential shares of common stock from the unexercised options and unexercised options are excluded from diluted net (loss) per share as such amounts are anti-dilutive.

The following table presents a reconciliation of basic and diluted net income (loss) per share:

	For the Years Ended June 30,
	2022	2021	2020
Net income (loss) attributable to the Company	$3,235,559	$1,512,364	$(8,441,559)
Weighted average number of common shares outstanding - Basic	33,711,659	27,499,367	25,913,631
Dilutive securities -unexercised warrants and options	301,975	55,444	-
Weighted average number of common shares outstanding – diluted	34,013,634	27,554,811	25,913,631

Earnings (loss) per share - Basic	$0.10	$0.05	$(0.33)
Earnings (loss) per share – Diluted	$0.10	$0.05	$(0.33)